Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue from related parties		₺ 3,439,842	₺ 2,420,194	₺ 1,498,762
Related party expenses		4,324,685	5,765,444	3,194,066
Turk Telekom Mobil Iletisim Hizmetleri A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		1,080,225	1,110,129
Related party expenses		1,151,042	1,039,068
Istanbul Takas ve Saklama Bankasi A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		380,642	145,639	149
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		262,000	281,356	671,196
Related party expenses		793,195	2,929,475	2,736,860
Turk Hava Yollari A.S
Disclosure of transactions between related parties [line items]
Revenue from related parties		300,165	286,856	241,830
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Revenue from related parties		739,025	118,586	159,661
Turkiye Sigorta A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		353,563	2,012
Gunes Express Havacilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		155,838	107,737	54,698
Turk Telekomunikasyon A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		118,851	93,051
Related party expenses		1,403,490	1,227,920
Turk Telekomunikasyon A.S. | Turkiye Varlik Fonu
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	61.68%
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		78,572	86,912	130,338
Related party expenses		71,543	140,313	190,541
TOGG
Disclosure of transactions between related parties [line items]
Revenue from related parties		15,601	95,780	17,744
TVF IFM Gayrimenkul Insaat ve Yonetim A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		81,712	72,200	4,323
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Revenue from related parties		73,304	50,489	48,814
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		25,854	27,727	27,164
Turkiye Hayat ve Emeklilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		30,753	24,749	35,538
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		74,207	14,780	10,678
Borsa Istanbul A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		16,810	8,827	39,120
Sofra
Disclosure of transactions between related parties [line items]
Revenue from related parties		3,686	2,909	3,362
Related party expenses		132,510	78,650	96,300
Boru Hatlari Ile Petrol Tasima A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		58,145	66,671	63,241
Posta ve Telgraf Teskilati A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		71,978	41,221	46,921
Other
Disclosure of transactions between related parties [line items]
Revenue from related parties		29,646	36,094	54,296
Related party expenses		₺ 262,140	₺ 96,487	₺ 60,054